Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounts Receivables, Net [Line Items]
Accounts receivable	$ 6,284,111	$ 1,874,569
Bad debt expense	1,097,951	497,507	$ 1,037,279
Discontinued operation			$ 79,877
Trade Accounts Receivable [Member]
Accounts Receivables, Net [Line Items]
Accounts receivable	130,836	1,081,910
Continued Operations [Member]
Accounts Receivables, Net [Line Items]
Discontinued operation
Discontinued Operations [Member]
Accounts Receivables, Net [Line Items]
Discontinued operation